Capital Purchase Program	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Purchase Program

NOTE 24. CAPITAL PURCHASE PROGRAM

On December 7, 2011 we redeemed all of the $108.7 million, or 108,676 shares, of Series A Preferred Stock issued on January 16, 2009 in conjunction with our participation in the CPP. Upon redemption, a one-time non-cash reduction to net income available to common shareholders of $1.8 million, or $0.06 per common share, was recorded for the remaining unamortized discount of the preferred stock. Refer to Item 8, Note 23 Regulatory Matters, of this Report for additional disclosures regarding capital requirements.

In connection with the issuance of the preferred stock to the U.S. Treasury in 2009, we also issued the U.S. Treasury a warrant to purchase 517,012 shares of our common stock at an initial per share exercise price of $31.53. The warrant provides for the adjustment of the exercise price and the number of shares of our common stock issuable upon exercise pursuant to customary anti-dilution provisions, such as upon stock splits or distributions of securities or other assets to holders of our common stock and upon certain issuances of our common stock at or below a specified price relative to the initial exercise price. A binomial pricing model was used to calculate the fair value of the common stock warrant we issued on January 16, 2009 resulting in a fair value of $4.0 million.

The assumptions used to calculate the fair value of the warrant are summarized below:

Assumption	Value
Contractual term	10 years
Exercise price	$31.53
Estimated fair value of company stock	$29.14
Expected life	10 years
Risk-free rate over expected life of the warrant	2.36%
Expected volatility	28.40%
Expected dividend yield	3.85%

We utilized the average of daily and monthly historical volatility for purposes of this valuation. We did not repurchase the warrant concurrently with the redemption of the preferred stock in 2011. The warrant remains outstanding as of the December 31, 2013. The U.S. Treasury had agreed not to exercise voting power with respect to any shares of common stock issued upon exercise of the warrant, but sold the warrant in 2013, and the buyer is not under any restrictions with regard to voting power of the stock if the warrant is exercised. The warrant will remain outstanding until January 2019 or until it is exercised by the owner at the exercise price of $31.53 per share.